PROPERTY, PLANT AND EQUIPMENT (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
ESG [Member]
Schedule of property, plant and equipment

	June 30,	December 31,
	2023	2022
Buildings and improvements	14,932,757	15,703,002
Machinery, equipment and vehicle fleet	9,003,134	9,441,833
Construction in progress	416,714	438,208
	24,352,605	25,583,043
Less accumulated depreciation	5,329,839	4,812,661
Property, plant and equipment - net	19,022,766	20,770,382

December 31,	2022	2021
Buildings and improvements	$15,703,002	$16,061,759
Machinery, equipment and vehicle fleet	9,441,833	9,553,849
Construction in progress	438,208	24,211
Property, plant and equipment - cost	25,583,043	25,639,819
Less: Accumulated depreciation	4,812,661	3,512,469
Property, plant and equipment - net	$20,770,382	$22,127,350